UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA Connecticut Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


CMA Connecticut Municipal Money Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Connecticut - 85.7%    $    6,400    Bridgeport, Connecticut, GO, Refunding, FLOATS, VRDN, Series 936, 3.51%
                                     due 9/15/2023 (c)(d)                                                            $      6,400

                            2,865    Bridgeport, Connecticut, GO, Refunding, ROCS, VRDN, Series II-R-182, 3.55%
                                     due 8/15/2016 (b)(d)                                                                   2,865

                            2,860    Connecticut State Development Authority, IDR (Cheshire CPL LLC), VRDN, AMT,
                                     3.56% due 12/01/2022 (d)                                                               2,860

                            1,760    Connecticut State Development Authority, IDR (Reflexite Corporation Project),
                                     VRDN, Series A, 3.56% due 8/01/2013 (d)                                                1,760

                            1,895    Connecticut State Development Authority, IDR (Reflexite Corporation Project),
                                     VRDN, Series B, 3.56% due 8/01/2013 (d)                                                1,895

                           10,300    Connecticut State Development Authority Revenue Bonds (Solid Waste Project -
                                     Rand-Whitney Container Board), VRDN, AMT, 3.53% due 8/01/2023 (d)                     10,300

                            1,250    Connecticut State Development Authority, Water Facilities Revenue Refunding
                                     Bonds (Connecticut Water Company Project), VRDN, AMT, Series A, 3.57% due
                                     7/01/2028 (d)                                                                          1,250

                            1,150    Connecticut State Development Authority, Water Facilities Revenue Refunding
                                     Bonds (Connecticut Water Company Project), VRDN, Series A, 3.53% due
                                     9/01/2028 (d)                                                                          1,150

                            6,680    Connecticut State, GO, PUTTERS, VRDN, Series 320, 3.54% due 11/15/2020 (d)             6,680

                            3,625    Connecticut State, GO, Refunding, FLOATS, VRDN, Series 515, 3.54% due 12/15/2013 (d)   3,625

                            8,225    Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN,
                                     AMT, Series D, 3.60% due 11/15/2024 (d)                                                8,225

                           21,700    Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN,
                                     AMT, Series D-3, 3.41% due 5/15/2033 (a)(d)                                           21,700

                           10,000    Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN,
                                     AMT, Series F, 3.38% due 11/15/2035 (a)(d)                                            10,000

                            7,700    Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN,
                                     AMT, Sub-Series A-4, 3.60% due 5/15/2035 (a)(d)                                        7,700

                           11,500    Connecticut State, HFA, Revenue Refunding Bonds, VRDN, AMT, Sub-Series B-4,
                                     3.53% due 5/15/2032 (a)(d)                                                            11,500


Portfolio Abbreviations


To simplify the listings of CMA Connecticut Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
CP        Commercial Paper
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bond
M/F       Multi-Family
MERLOTS   Municipal Exempt Receipt Liquidity Optional Tenders
MSTR      Municipal Securities Trust Receipts
PUTTERS   Puttable Tax Exempt Receipts
ROCS      Reset Option Certificates
TRAN      Tax Revenue Anticipation Notes
UPDATES   Unit Price Demand Adjustable Tax-Exempt Securities
VRDN      Variable Rate Demand Notes



CMA Connecticut Municipal Money Fund


Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Connecticut            $   37,350    Connecticut State Health and Education Facilities Authority Revenue Bonds
(concluded)                          (Quinnipiac University), VRDN, Series F, 3.51% due 7/01/2031 (d)(g)             $     37,350

                            6,665    Connecticut State Health and Education Facilities Authority Revenue Bonds
                                     (Rectory School), VRDN, Series A, 3.55% due 7/01/2030 (d)                              6,665

                            2,665    Connecticut State Health and Education Facilities Authority Revenue Bonds
                                     (The Whitby School), VRDN, Series A, 3.45% due 7/01/2021 (d)                           2,665

                           10,000    Connecticut State Health and Educational Facilities Authority 3.08% due 2/07/2006     10,000

                           22,440    Connecticut State Health and Educational Facilities Authority 3.10% due 2/08/2006     22,440

                            1,460    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (Charlotte Hungerford), VRDN, Series C, 3.52% due 7/01/2013 (d)                        1,460

                            9,700    Connecticut State Health and Educational Facilities Authority Revenue Bonds,
                                     FLOATS, VRDN, Series 891, 3.55% due 7/01/2023 (b)(d)                                   9,700

                            5,100    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (Greater Hartford YMCA), VRDN, Series A, 3.53% due 7/01/2032 (a)(d)                    5,100

                            5,425    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (Greenwich Boys and Girls Club), VRDN, Series A, 3.55% due 7/01/2033 (d)               5,425

                            7,165    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (Greenwich Family YMCA), VRDN, Series A, 3.53% due 7/01/2035 (d)                       7,165

                            5,000    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (Hartford Hospital), VRDN, Series B, 5.01% due 7/01/2031 (d)                           5,000

                           11,000    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (Health Care Capital Asset), VRDN, Series A-1, 3.52% due 7/01/2031 (d)                11,000

                           10,800    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (King & Low-Heywood Thomas School), VRDN, Series A, 3.55% due 7/01/2033 (d)           10,800

                            5,200    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (Klingberg Family Center), VRDN, Series A, 3.52% due 7/01/2032 (d)                     5,200

                            7,000    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (Lawrence & Memorial Hospital), VRDN, Series E, 3.48% due 7/01/2034 (d)(g)             7,000

                            2,890    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (Middlesex Hospital), VRDN, Series J, 3.50% due 7/01/2026 (d)                          2,890

                            3,125    Connecticut State Health and Educational Facilities Authority Revenue Bonds,
                                     ROCS, VRDN, Series II-R-470, 3.55% due 11/01/2033 (b)(d)                               3,125

                            3,940    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                     Bonds (Ascension Health Credit), VRDN, Series B, 3.47% due 11/15/2029                  3,940

                            1,000    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                     Bonds (Edgehill), UPDATES, VRDN, Series C, 3.30% due 7/01/2027 (d)                     1,000

                            2,300    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                     Bonds (Kent School Corporation), VRDN, Series C, 3.57% due 7/01/2030 (d)(e)            2,300

                            5,000    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                     Bonds (Kingswood-Oxford School), VRDN, Series B, 3.45% due 7/01/2030 (d)               5,000

                           12,000    Connecticut State, IDA, New England Power, CP, 3.15% due 2/01/2006                    12,000

                            8,900    Connecticut State, IDA, New England Power, CP, 3.20% due 2/09/2006                     8,900

                           10,300    Connecticut State Special Assessment Revenue Bonds, VRDN, 3.55% due 11/15/2020 (d)    10,300

                           23,430    Eagle Tax-Exempt Trust, Connecticut State, GO, Refunding, VRDN, Series 2005-0078,
                                     Class A, 3.55% due 12/01/2014 (d)(e)                                                  23,430

                            6,000    Groton Township, Connecticut, GO, BAN, 4% due 7/28/2006                                6,042

                           21,645    Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding Bonds
                                     (Underwood Tower Project), VRDN, 3.52% due 6/01/2020 (c)(d)                           21,645

                           12,800    Meriden, Connecticut, GO, BAN, 4% due 8/04/2006                                       12,879

                            6,785    Municipal Securities Trust Certificates Revenue Bonds, AMT, Series 2001-128,
                                     VRDN, Class A, 3.53% due 3/30/2015 (b)(d)                                              6,785

                            3,900    New Britain, Connecticut, GO, VRDN, 3.51% due 4/01/2013 (a)(d)                         3,900

                            3,710    New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at Waveny Care
                                     Center), VRDN, 3.47% due 1/01/2022 (d)                                                 3,710

                            4,805    North Canaan, Connecticut, Housing Authority Revenue Bonds (Geer Woods Project),
                                     VRDN, 3.50% due 8/01/2031 (d)                                                          4,805

                            9,500    Plainfield, Connecticut, GO, BAN, 3.75% due 1/11/2006                                  9,503

                            8,000    Regional School District Number 5, Connecticut, GO, BAN, 4.50% due 11/29/2006          8,089

                            3,700    Westbrook, Connecticut, GO, BAN, 4% due 7/14/2006                                      3,719

                            6,625    Wolcott, Connecticut, GO, BAN, 4% due 8/15/2006                                        6,669


Puerto Rico - 13.8%        17,780    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                     Revenue Refunding Bonds, MERLOTS, VRDN, Series A-11, 2.75% due 7/01/2022 (b)(d)       17,780

                            6,300    Puerto Rico Commonwealth, TRAN, Refunding, 4.50% due 7/28/2006                         6,345

                           19,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                     SGA-43, 3.53% due 7/01/2022 (d)(e)                                                    19,000

                            1,562    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                       1,562

                            6,000    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                       6,000

                            1,500    Puerto Rico Government Development Bank, CP, 3.55% due 1/05/2006                       1,500

                            5,842    Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS, VRDN,
                                     Series 747D, 3.53% due 7/01/2017 (d)(f)                                                5,843

                            7,329    Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS, VRDN,
                                     Series 787, 3.53% due 7/01/2036 (d)(f)                                                 7,328

                                     Total Investments (Cost - $470,869*) - 99.5%                                         470,869
                                     Other Assets Less Liabilities - 0.5%                                                   2,596
                                                                                                                     ------------
                                     Net Assets - 100.0%                                                             $    473,465
                                                                                                                     ============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured.

(g) Radian Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006